Note 8 - Federal Home Loan Bank Advances - Required Future Principal Payments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
2020	$ 8,250,000
2021	5,828,000
2022	4,658,000
2023	3,929,000
2024	948,000
Thereafter	0
Total	$ 23,613,000	$ 0